Marketable Securities and Securities Investments (Details 1) (JPY ¥) In Millions	Mar. 31, 2011
Available-for-sale securities, Cost
Due in one year or less	¥ 260,669
Due after one year through five years	527,179
Due after five year through ten years	232,848
Due after ten years	799,977
Total	1,820,673
Available-for-sale securities, Fair Value
Due in one year or less	253,678
Due after one year through five years	530,151
Due after five year through ten years	237,851
Due after ten years	812,741
Total	1,834,421
Held-to-maturity securities, Cost
Due in one year or less	17,251
Due after one year through five years	39,086
Due after five year through ten years	9,025
Due after ten years	2,935,571
Total	3,000,933
Held-to-maturity securities, Fair Value
Due in one year or less	17,328
Due after one year through five years	39,359
Due after five year through ten years	9,561
Due after ten years	2,909,273
Total	¥ 2,975,521